DERIVATIVE LIABILITIES (Details 4) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Date of issuance	Feb. 19, 2016
Volatility			116.00%	118.00%
Risk-free interest rate			1.54%	1.63%
Expected dividend yield			0.00%	0.00%
Warrant life (years)			6 years	6 years
Series A Preferred Stock [Member] | Warrant [Member]
Number of shares underlying the warrants	435,242		3,125
Fair market value of stock	$ 1.20		$ 2.76
Exercise price and Conversion price	$ 1.20		$ 138.00
Volatility			118.40%
Risk-free interest rate	0.90%		1.20%
Expected dividend yield	0.00%		0.00%
Warrant life (years)	4 years 11 months 1 day		4 years
Series A Preferred Stock [Member] | Warrant [Member] | Maximum [Member]
Volatility	116.00%
Series A Preferred Stock [Member] | Warrant [Member] | Minimum [Member]
Volatility	113.00%
Series A Preferred Stock [Member] | Warrant [Member] | August 2015 Underwritten Offering [Member]
Number of shares underlying the warrants	435,242		496,459
Fair market value of stock	$ 1.20		$ 2.76
Exercise price and Conversion price	$ 1.20		$ 12.00
Volatility			129.00%
Risk-free interest rate	0.90%		1.20%
Expected dividend yield	0.00%		0.00%
Series A Preferred Stock [Member] | Warrant [Member] | August 2015 Underwritten Offering [Member] | Maximum [Member]
Volatility	116.00%
Warrant life (years)	4 years 7 months 17 days		4 years 10 months 17 days
Series A Preferred Stock [Member] | Warrant [Member] | August 2015 Underwritten Offering [Member] | Minimum [Member]
Volatility	113.00%
Warrant life (years)	4 years 4 months 17 days		4 years 7 months 17 days
Series A Preferred Stock [Member] | Warrant [Member] | 19 Auguest 2015 | August 2015 Underwritten Offering [Member]
Number of shares underlying the warrants			208,334
Fair market value of stock			$ 7.80
Exercise price and Conversion price			$ 12.00
Volatility			121.40%
Risk-free interest rate			1.03%
Expected dividend yield			0.00%
Warrant life (years)			5 years
Series A Preferred Stock [Member] | Warrant [Member] | 11/10 to 11/19/2015 | Maximum [Member]
Fair market value of stock			$ 6.36
Volatility			127.00%
Series A Preferred Stock [Member] | Warrant [Member] | 11/10 to 11/19/2015 | Minimum [Member]
Fair market value of stock			$ 3.00
Volatility			123.00%
Series A Preferred Stock [Member] | Warrant [Member] | 11/10 to 11/19/2015 | August 2015 Underwritten Offering [Member]
Number of shares underlying the warrants			288,125
Exercise price and Conversion price			$ 12.00
Risk-free interest rate			0.93%
Expected dividend yield			0.00%
Warrant life (years)			5 years
Series A Preferred Stock [Member] | Warrant [Member] | 11/10 to 11/19/2015 | August 2015 Underwritten Offering [Member] | Maximum [Member]
Date of issuance			Aug. 19, 2015
Series A Preferred Stock [Member] | Warrant [Member] | 11/10 to 11/19/2015 | August 2015 Underwritten Offering [Member] | Minimum [Member]
Date of issuance			Nov. 10, 2015
Series B Preferred Stock [Member]
Expected dividend yield	0.00%
Warrant life (years)	5 years
Series B Preferred Stock [Member] | Warrant [Member]
Number of shares underlying the warrants			1,459
Fair market value of stock			$ 2.76
Exercise price and Conversion price			$ 138.00
Volatility			116.80%
Risk-free interest rate			1.20%
Expected dividend yield			0.00%
Warrant life (years)			4 years 1 month 6 days
Series B Preferred Stock [Member] | Warrant [Member] | August 2015 Underwritten Offering [Member]
Number of shares underlying the warrants			204,168
Fair market value of stock			$ 2.76
Exercise price and Conversion price			$ 9.00
Volatility			140.00%
Risk-free interest rate			0.48%
Expected dividend yield			0.00%
Warrant life (years)			2 years 9 months 29 days
Series B Preferred Stock [Member] | Warrant [Member] | February 2016 Series B Preferred Stock Offering [Member]
Number of shares underlying the warrants	138,738
Fair market value of stock	$ 1.20
Exercise price and Conversion price	$ 1.20
Volatility	153.00%
Risk-free interest rate	0.53%
Expected dividend yield	12.50%
Warrant life (years)	11 months 1 day
Series B Preferred Stock [Member] | Warrant [Member] | 19 Auguest 2015 | August 2015 Underwritten Offering [Member]
Date of issuance			Aug. 19, 2015
Number of shares underlying the warrants			204,168
Fair market value of stock			$ 7.80
Exercise price and Conversion price			$ 0.12
Volatility			121.40%
Risk-free interest rate			1.03%
Expected dividend yield			0.00%
Warrant life (years)			5 years
Series B Preferred Stock [Member] | Warrant [Member] | 11/10 to 11/19/2015 | August 2015 Underwritten Offering [Member] | Maximum [Member]
Date of issuance			Nov. 19, 2015
Series B Preferred Stock [Member] | Warrant [Member] | Two Eleven Two Thousand Fifteen [Member] | August 2015 Underwritten Offering [Member]
Date of issuance			Nov. 02, 2015
Number of shares underlying the warrants			204,168
Fair market value of stock			$ 7.20
Exercise price and Conversion price			$ 9.00
Volatility			128.00%
Risk-free interest rate			0.26%
Expected dividend yield			0.00%
Warrant life (years)			3 years
Series B Preferred Stock [Member] | Warrant [Member] | 2/19/2016 [Member] | February 2016 Series B Preferred Stock Offering [Member]
Number of shares underlying the warrants	148,195
Fair market value of stock	$ 1.92
Exercise price and Conversion price	$ 2.52
Volatility	126.30%
Risk-free interest rate	1.52%
Series C Preferred Stock [Member]
Number of shares underlying the warrants		78,877
Series C Preferred Stock [Member] | Warrant [Member]
Number of shares underlying the warrants			7,500
Fair market value of stock			$ 2.76
Exercise price and Conversion price			$ 138.00
Volatility			116.30%
Risk-free interest rate			1.20%
Expected dividend yield			0.00%
Warrant life (years)			4 years 1 month 24 days
Series C Preferred Stock [Member] | Warrant [Member] | August 2015 Underwritten Offering [Member]
Number of shares underlying the warrants			0
Fair market value of stock			$ 0
Exercise price and Conversion price			$ 0
Volatility			0.00%
Risk-free interest rate			0.00%
Expected dividend yield			0.00%
Warrant life (years)			0 years
Series C Preferred Stock [Member] | Warrant [Member] | 19 Auguest 2015 | August 2015 Underwritten Offering [Member]
Date of issuance			Aug. 19, 2015
Number of shares underlying the warrants			212,500
Fair market value of stock			$ 7.80
Exercise price and Conversion price			$ 12.00
Volatility			125.40%
Risk-free interest rate			0.30%
Expected dividend yield			0.00%
Warrant life (years)			3 months
Series D Preferred Stock [Member] | Warrant [Member] | August 2015 Underwritten Offering [Member]
Number of shares underlying the warrants			0
Fair market value of stock			$ 0
Exercise price and Conversion price			$ 0
Volatility			0.00%
Risk-free interest rate			0.00%
Expected dividend yield			0.00%
Warrant life (years)			0 years
Series D Preferred Stock [Member] | Warrant [Member] | 19 Auguest 2015 | August 2015 Underwritten Offering [Member]
Date of issuance			Aug. 19, 2015
Number of shares underlying the warrants			412,500
Fair market value of stock			$ 7.80
Exercise price and Conversion price			$ 11.88
Volatility			125.40%
Risk-free interest rate			0.30%
Expected dividend yield			0.00%
Warrant life (years)			3 months
Series B Settlement [Member] | Warrant [Member] | August 2015 Underwritten Offering [Member]
Number of shares underlying the warrants	204,168
Fair market value of stock	$ 1.20
Exercise price and Conversion price	$ 9.00
Volatility	139.30%
Risk-free interest rate	0.53%
Expected dividend yield	0.00%
Warrant life (years)	2 years 6 months 29 days